RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
The breakdown of the total remuneration shown above is as follow:
Salaries and variable remuneration	$ 5,057	$ 8,489
Salaries	4,501	2,803
Share-based compensation		3,938
Variable remuneration	556	1,748
Payment in kind	546	325
Medical insurance	233	80
Life insurance premiums	66	72
Other	247	173
Total	$ 5,603	$ 8,814